Offerings - Offering: 1	Sep. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.01 per share
Amount Registered | shares	11,917,263
Proposed Maximum Offering Price per Unit	13.25
Maximum Aggregate Offering Price	$ 157,903,734.75
Fee Rate	0.01531%
Amount of Registration Fee	$ 24,175.07
Offering Note	Payment of the registration fee at the time of filing of the Registrant’s Registration Statement on Form F-3 (File No. 333-290010) on September 3, 2025 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), and is paid herewith.

The proposed maximum offering price per ordinary share and the proposed maximum aggregate offering price have been provided in accordance with Rule 457(r) under the Securities Act.